Goodwill and Intangible Assets, Net - Details Regarding Total Definite-Lived Purchased Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Definite-Lived Intangible Assets [Line Items]
Gross	$ 1,649,812	$ 1,633,443
Accumulated Amortization	(1,471,500)	(1,374,411)
Total	178,312	259,032
Core Technology [Member]
Definite-Lived Intangible Assets [Line Items]
Gross	898,448	896,149
Accumulated Amortization	(837,404)	(777,419)
Total	61,044	118,730
Customer Relationships [Member]
Definite-Lived Intangible Assets [Line Items]
Gross	703,824	689,754
Accumulated Amortization	(591,119)	(556,716)
Total	112,705	133,038
Other [Member]
Definite-Lived Intangible Assets [Line Items]
Gross	47,540	47,540
Accumulated Amortization	(42,977)	(40,276)
Total	$ 4,563	$ 7,264